CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents
- Cash on hand	$ 10	¥ 71	¥ 74
- Cash at bank	4,514	31,154	58,285
Short-term deposits	71	470
Total Cash and cash equivalent	$ 4,595	¥ 31,695	¥ 58,359